Summary of Changes in Warrants (Details) - Warrants [member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period | shares	101,937,689	7,844,329
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 0.34	$ 0.10
Warrants, Issued | shares	3,000	105,055,189
Weighted Average Exercise Price, Issued | $ / shares	$ 0.10	$ 0.34
Warrants, Excercised | shares	(3,000)	(10,926,828)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.10	$ 0.13
Warrants, Expired | shares		(35,001)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.07
Number of purchase share outstanding, Ending of the period | shares	101,937,689	101,937,689
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 0.34	$ 0.34